ORGANIZATION AND NATURE OF OPERATIONS (Details)						1 Months Ended		12 Months Ended
	Oct. 29, 2021	Sep. 29, 2015 Owner	Sep. 22, 2015	Jun. 08, 2015 Owner	May 24, 2006	Jul. 31, 2016 CNY (¥)	May 28, 2015 HKD ($)	Sep. 30, 2024 USD ($) Owner $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 UGX (USh) shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2018 UGX (USh)	Sep. 28, 2017 CNY (¥)	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Ordinary shares authorized, unlimited								Unlimited
Ordinary shares, no par value | $ / shares								$ 0			$ 0
Ordinary shares issued | shares								36,147,625	36,147,625	36,147,625	30,392,940
Ordinary shares outstanding | shares								36,147,625	36,147,625	36,147,625	30,392,940
Number of mainland Chinese beneficial owners | Owner		5
ZK International
Ownership interest								18.44%
Number of mainland Chinese beneficial owners | Owner								2
ZK Pipe
Registered capital							$ 1,000,000
Paid in capital								$ 0
Ownership interest								100.00%
Wenzhou Weijia
Registered capital								$ 20,000,000
Paid in capital								$ 0
Zhejiang Zhengkang
Registered capital | ¥													¥ 100,000,000
Paid in capital | ¥													¥ 0
Registered and paid in capital | ¥						¥ 30,000,000								¥ 20,000,000
Ownership interest		99.00%
Wenzhou Zhengfeng
Registered and paid in capital | ¥															¥ 2,880,000
Ownership interest				100.00%
Number of mainland Chinese beneficial owners | Owner				5
ZK Uganda
Registered capital | USh												USh 20,000,000
Paid in capital | USh										USh 0		USh 0
ZK Uganda | Third party
Ownership interest								20.00%
Hongyun
Registered capital | ¥									¥ 2,880,000
Paid in capital | ¥									0
Suona
Registered capital | ¥									10,000,000
Paid in capital | ¥									¥ 0
xSigma Corporation
Registered capital								$ 50,000
Paid in capital								0
xSigma Collectibles Limited
Registered capital								100
Paid in capital								0
xSigma Entertainment Limited
Registered capital								50,000
Paid in capital								0
xSigma Trading LLC
Registered capital								0
Paid in capital								$ 0
HUANG Jian Cong | ZK International
Ownership interest								13.46%
HUANG Jian Cong | Zhejiang Zhengkang
Ownership interest		1.00%			45.00%
Proceeds from contributed capital | ¥						100,000
HUANG Jian Cong | Wenzhou Zhengfeng
Ownership interest				22.57%
Wenzhou Weijia | Zhejiang Zhengkang
Ownership interest		99.00%
Proceeds from contributed capital | ¥						¥ 9,900,000
Wenzhou Weijia | Suona
Ownership interest	99.00%
WANG Ming Jie | Zhejiang Zhengkang
Ownership interest					20.00%
WANG Ming Jie | Wenzhou Zhengfeng
Ownership interest				38.89%
WANG Guo Lin | Zhejiang Zhengkang
Ownership interest					20.00%
WANG Guo Lin | Wenzhou Zhengfeng
Ownership interest				27.78%
WANG Jian Di | ZK International
Ownership interest								4.98%
WANG Jian Di | Zhejiang Zhengkang
Ownership interest					10.00%
WANG Jian Di | Wenzhou Zhengfeng
Ownership interest				5.21%
WANG Yang Ming | Zhejiang Zhengkang
Ownership interest					5.00%
WANG Yang Ming | Wenzhou Zhengfeng
Ownership interest				5.55%
ZK International | ZK Pipe
Ownership interest							40.00%
ZK International | ZK Uganda
Ownership interest								80.00%
ZK International | xSigma Corporation
Ownership interest								51.00%
CHENG Kai Chun | ZK Pipe
Ownership interest							60.00%
Zhejiang Zhengkang | Wenzhou Zhengfeng
Ownership interest			100.00%
CG Malta | xSigma Entertainment Limited
Ownership interest								15.73%